LEASE - Schedule of Lease Liabilities Outstanding (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of leases [Abstract]
Current	$ 28,511	$ 29,736
Non-current	78,428	87,887
TOTAL	$ 106,939	$ 117,623	$ 118,736